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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212
(Name and address of agent for service)

Registrant's telephone number, including area code:	(414) 299-2295

Date of fiscal year end:	March 31

Date of reporting period:	July 1, 2017 - June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX		Proxy Voting Records
Fund Name:		Palmer Square SSI Alternative Income Fund
Reporting Period:		07/1/2017 to 06/30/2018

Vote Summary
NCR CORPORATION
Security		62886E207		Meeting Type		Annual
Ticker Symbol		NCRRP		Meeting Date		25-Apr-2018
ISIN		US62886E2072		Agenda		934740398 - Management
Record Date		26-Feb-2018		Holding Recon Date		26-Feb-2018
City /	Country	/ United States		Vote Deadline Date		24-Apr-2018
SEDOL(s)				Quick Code
Item		Proposal	Proposed by	Vote	For/Against Management
1.		DIRECTOR	Management
1		Gregory R. Blank		For	For
2		Richard L. Clemmer		For	For
3		Robert P. DeRodes		For	For
4		Deborah A. Farrington		For	For
5		Kurt P. Kuehn		For	For
6		William R. Nuti		For	For
7		Matthew A. Thompson		For	For
2.		To approve, on an advisory basis, executive compensation as more particularly described in the proxy materials.	Management	For	For
3.		To ratify the appointment of independent registered public accounting firm for the fiscal year ending December 31, 2018 as more particularly described in the proxy materials.	Management	For	For
QUIDEL CORPORATION
Security		74838J101		Meeting Type		Annual
Ticker Symbol		QDEL		Meeting Date		15-May-2018
ISIN		US74838J1016		Agenda		934793159 - Management
Record Date		21-Mar-2018		Holding Recon Date		21-Mar-2018
City /	Country	/ United States		Vote Deadline Date		14-May-2018
SEDOL(s)				Quick Code
Item		Proposal	Proposed by	Vote	For/Against Management
1.		DIRECTOR	Management
1		Thomas D. Brown		For	For
2		Douglas C. Bryant		For	For
3		Kenneth F. Buechler		For	For
4		Mary Lake Polan		For	For
5		Jack W. Schuler		For	For
6		Charles P. Slacik		For	For
7		Matthew W. Strobeck		For	For
8		Kenneth J. Widder		For	For
2.		To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2018.	Management	For	For
3.		Advisory approval of the compensation of the Company's named executive officers.	Management	For	For
4.		To approve the adoption of the Quidel Corporation 2018 Equity Incentive Plan.	Management	For	For
SOUTHWESTERN ENERGY COMPANY
Security		845467109		Meeting Type		Annual
Ticker Symbol		SWN		Meeting Date		22-May-2018
ISIN		US8454671095		Agenda		934779844 - Management
Record Date		23-Mar-2018		Holding Recon Date		23-Mar-2018
City /	Country	/ United States		Vote Deadline Date		21-May-2018
SEDOL(s)				Quick Code
Item		Proposal	Proposed by	Vote	For/Against Management
1.1		Election of Director: John D. Gass	Management	For	For
1.2		Election of Director: Catherine A. Kehr	Management	For	For
1.3		Election of Director: Greg D. Kerley	Management	For	For
1.4		Election of Director: Gary P. Luquette	Management	For	For
1.5		Election of Director: Jon A. Marshall	Management	For	For
1.6		Election of Director: Patrick M. Prevost	Management	For	For
1.7		Election of Director: Terry W. Rathert	Management	For	For
1.8		Election of Director: William J. Way	Management	For	For
2.		Advisory vote to approve 2017 named executive officer compensation.	Management	For	For
3.		Proposal to ratify the appointment of PricewaterhouseCoopers LLP to serve as the Company's independent registered public accounting firm for 2018.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President

Date	August 21, 2018

*	Print the name and title of each signing officer under his or her signature.